IMPAIRMENT OF NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
IMPAIRMENT OF LONG-TERM ASSETS [Abstract]
Impairment of non-current assets
The following table presents the impairment charge recognized in relation to equipment included in "Other non-current assets", acquired due to uncertainty of the future usage of this equipment:

(in thousands of $)	2018	2017	2016
Impairment charge	—	—	1,706
The following table presents the market values and carrying values of nine of our vessels that we have determined to have market values that are less than their carrying values as of December 31, 2018. However, based on the estimated future undiscounted cash flows of these vessels, which are significantly greater than the respective carrying values, no impairment was recognized.

(in thousands of $)

Vessel	2018 Market value (1)	2018 Carrying value	Deficit
Golar Arctic	76,750	134,400	57,650
Golar Seal	178,750	179,000	250
Golar Bear	182,000	183,900	1,900
Golar Frost	182,000	187,700	5,700
Golar Viking	78,250	112,300	34,050
Golar Glacier	182,500	183,500	1,000
Golar Snow	184,500	191,800	7,300
Golar Ice	184,000	192,000	8,000
Golar Kelvin	183,500	185,600	2,100

(1) Market values are determined using reference to average broker values provided by independent brokers. Broker values are considered an estimate of the market value for the purpose of determining whether an impairment trigger exists. Broker values are commonly used and accepted by our lenders in relation to determining compliance with relevant covenants in applicable credit facilities for the purpose of assessing security quality.